UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              11-03-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 153
                                        -------------------

Form 13F Information Table Value Total: $191,832
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
30-Sep-05

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                   Title of                  Value      Shares/  Sh/   Put/  Invstmt  Other
Name of Issuer                     class       CUSIP         (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
------------------------------     --------    ---------     --------   -------- ---   ----  -------  --------  ------- ------  ----

3M CO COM                          COM         88579Y101       853        11,625  SH         Sole                11,625
ABBOTT LABS                        COM         002824100       344         8,125  SH         Sole                 8,125
AETNA INC COM                      COM         00817Y108       258         3,000  SH         Sole                 3,000
AFFILIATED COMPUTER SERVICES I     COM         008190100       966        17,690  SH         Sole                17,690
ALCOA INC                          COM         013817101       353        14,440  SH         Sole                14,440
ALLIED CAP CORP NEW COM            COM         01903Q108     2,391        83,501  SH         Sole                83,501
ALLSTATE CORP                      COM         020002101       279         5,050  SH         Sole                 5,050
AMERICA MOVIL SERIES L ADR         COM         02364W105     6,766       257,060  SH         Sole               257,060
AMERICAN EXPRESS                   COM         025816109       806        14,035  SH         Sole                14,035
AMERICAN INTL GROUP COM            COM         026874107       657        10,600  SH         Sole                10,600
AMETEK INC                         COM         031100100       729        16,976  SH         Sole                16,976
ANADARKO PETE CORP COM             COM         032511107       266         2,775  SH         Sole                 2,775
ANHEUSER BUSCH COS INC             COM         035229103       327         7,600  SH         Sole                 7,600
APACHE CORP COM                    COM         037411105     1,754        23,320  SH         Sole                23,320
APPLIED INDUSTRIAL TECH            COM         03820c105     2,999        83,582  SH         Sole                83,582
APPLIED MATLS INC COM              COM         038222105       200        11,816  SH         Sole                11,816
ASTRAZENECA PLC                    COM         046353108       210         4,450  SH         Sole                 4,450
AUTODESK INC COM                   COM         052769106     4,967       106,960  SH         Sole               106,960
BANCO BRADESCO                     COM         059460303       385         7,860  SH         Sole                 7,860
BANCO SANTND CENT HISP ADR         COM         05964H105     1,249        94,800  SH         Sole                94,800
BANK OF NY CO INC                  COM         064057102       874        29,720  SH         Sole                29,720
BB&T CORP COM                      COM         054937107     9,709       248,623  SH         Sole               248,623
BHP BILLITON LIMITED               COM         088606108     3,502       102,463  SH         Sole               102,463
BOSTON SCIENTIFIC CORP COM         COM         101137107       317        13,580  SH         Sole                13,580
BP AMOCO PLC - SPONS ADR           COM         055622104     1,139        16,071  SH         Sole                16,071
BROOKFIELD HOMES CORP              COM         112723101     2,208        39,754  SH         Sole                39,754
BUCKEYE PARTNERS UTS LP            COM         118230101       307         6,450  SH         Sole                 6,450
BURLINGTON RES INC COM             COM         122014103     1,840        22,622  SH         Sole                22,622
CANADIAN NATL RY CO COM            COM         136375102     1,296        18,260  SH         Sole                18,260
CAPITAL LEASE FUNDING INC          COM         140288101       106        10,200  SH         Sole                10,200
CAPITAL ONE FINL CORP COM          COM         14040H105       859        10,797  SH         Sole                10,797
CAREMARK RX                        COM         141705103       297         5,950  SH         Sole                 5,950
CASEY'S GENERAL STORES INC.        COM         147528103       251        10,825  SH         Sole                10,825
CERNER CORP COM                    COM         156782104     6,016        69,205  SH         Sole                69,205
CHARMING SHOPPES INC               COM         161133103     2,927       274,360  SH         Sole               274,360
CHEVRONTEXACO CORP COM             COM         166764100     1,070        16,536  SH         Sole                16,536
CISCO SYSTEMS                      COM         17275R102       803        44,818  SH         Sole                44,818
CITIGROUP INC                      COM         172967101     1,676        36,826  SH         Sole                36,826
COCA COLA CO                       COM         191216100       566        13,100  SH         Sole                13,100
COHEN & STEERS QUALITY REIT        COM         19247L106       274        13,500  SH         Sole                13,500
COMMERCIAL METALS COM              COM         201723103     1,055        31,275  SH         Sole                31,275
COMPANHIA DE BEBIDAS DAS AMERI     COM         20441w203       370         9,950  SH         Sole                 9,950
COMPANHIA VALE DO RIO DOCE ADR     COM         204412209       384         8,765  SH         Sole                 8,765
CONOCOPHILLIPS COM                 COM         20825C104       945        13,520  SH         Sole                13,520
CONSOLIDATED EDISON                COM         209115104     1,052        21,675  SH         Sole                21,675
CONSTELLATION ENERGY COM           COM         210371100     5,218        84,706  SH         Sole                84,706
CVS CORP COM                       COM         126650100     6,257       215,698  SH         Sole               215,698
China Mobile (Hong Kong) Ltd       COM         16941M109       401        16,270  SH         Sole                16,270
DISNEY WALT CO DEL                 COM         254687106     1,254        51,970  SH         Sole                51,970
DOMINION RESOURCES INC VA          COM         25746U109       468         5,430  SH         Sole                 5,430
DUKE ENERGY CORP                   COM         264399106       709        24,315  SH         Sole                24,315
DUN & BRADSTREET DEL COM NEW       COM         26483E100     1,187        18,025  SH         Sole                18,025
E M C CORP MASS COM                COM         268648102     1,091        84,305  SH         Sole                84,305
EATON CORP COM                     COM         278058102     1,023        16,105  SH         Sole                16,105
EBAY INC COM                       COM         278642103       379         9,190  SH         Sole                 9,190
EMPIRE FINANCIAL HOLDING COMPA     COM         291658102       440       200,000  SH         Sole               200,000
EXXON MOBIL CORP COM               COM         30231G102     2,856        44,954  SH         Sole                44,954
EZCORP INC.                        COM         302301106     1,500        93,370  SH         Sole                93,370
FIRST DATA CORP COM                COM         319963104       714        17,846  SH         Sole                17,846
FRANKLIN RESOURCES INC             COM         354613101     6,267        74,644  SH         Sole                74,644
FREDDIE MAC                        COM         313400301       381         6,745  SH         Sole                 6,745
FREEPORT MCMORAN COPPER & GOLD     COM         35671D857       999        20,555  SH         Sole                20,555
FRIEDMAN BILLINGS RAMS CL A        COM         358434108       447        43,860  SH         Sole                43,860
GARDNER DENVER INC COM             COM         365558105       618        13,850  SH         Sole                13,850
GENERAL DYNAMICS CORP COM          COM         369550108       245         2,050  SH         Sole                 2,050
GENERAL ELEC CO COM                COM         369604103     3,354        99,606  SH         Sole                95,766        3,840
GILDAN ACTIVEWEAR INC              COM         375916103     3,567        93,305  SH         Sole                93,305
GILLETTE CO                        COM         375766102       291         5,000  SH         Sole                 5,000
HALLIBURTON CO COM                 COM         406216101       281         4,100  SH         Sole                 4,100
HARRAHS ENTMT INC                  COM         413619107       354         5,431  SH         Sole                 5,431
HARRIS CORP                        COM         413875105       316         7,554  SH         Sole                 7,554
HEALTHCARE RLTY TR COM             COM         421946104       577        14,378  SH         Sole                14,378
HEINZ H J CO COM                   COM         423074103       429        11,750  SH         Sole                11,750
HOME DEPOT INC                     COM         437076102     1,570        41,164  SH         Sole                41,164
HONEYWELL INTL INC COM             COM         438516106       575        15,346  SH         Sole                15,346
HORNBECK OFFSHORE SERVICES INC     COM         440543106     3,446        94,075  SH         Sole                94,075
INT'L BUSINESS MACHINES            COM         459200101       503         6,275  SH         Sole                 6,275
INTEL CORPORATION                  COM         458140100       927        37,590  SH         Sole                37,590
ISHARES MSCI MEXICO (FREE) IND     COM         464286822       332        10,145  SH         Sole                10,145
ISHARES TR MSCI EAFE IDX           COM         464287465       322         5,537  SH         Sole                 5,537
ITT INDS INC                       COM         450911102     6,053        53,285  SH         Sole                53,285
JOHNSON & JOHNSON                  COM         478160104       821        12,970  SH         Sole                12,970
LABOR READY INC                    COM         505401208     3,816       148,770  SH         Sole               148,770
LEGG MASON INC                     COM         524901105     3,547        32,335  SH         Sole                32,335
LEHMAN BROS HLDGS INC COM          COM         524908100       600         5,150  SH         Sole                 5,150
LOCKHEED MARTIN CORP COM           COM         539830109       374         6,124  SH         Sole                 6,124
MASSEY ENERGY CO                   COM         576206106       892        17,470  SH         Sole                17,470
MCG CAPITAL CORPORATION            COM         58047P107       835        49,500  SH         Sole                49,500
MERCK & CO INC                     COM         589331107       234         8,606  SH         Sole                 8,606
MERITAGE HOMES CORP                COM         59001a102       337         4,400  SH         Sole                 4,400
MGM MIRAGE                         COM         552953101       891        20,348  SH         Sole                20,348
MICROSEMI CORP                     COM         595137100       476        18,623  SH         Sole                18,623
MICROSOFT CORP                     COM         594918104     1,699        66,040  SH         Sole                66,040
MOODYS CORP                        COM         615369105       615        12,041  SH         Sole                12,041
MORGAN J P & CO INC                COM         46625H100       328         9,680  SH         Sole                 9,680
MORGAN STANLEY DEAN WITTER & C     COM         617446448       396         7,335  SH         Sole                 7,335
MOTOROLA INC                       COM         620076109       606        27,525  SH         Sole                27,525
MYLAN LABS INC COM                 COM         628530107       250        13,000  SH         Sole                13,000
NEWMONT MINING CORP COM            COM         651639106       402         8,517  SH         Sole                 8,517
NEXTEL PARTNERS INC                COM         65333f107       709        28,258  SH         Sole                28,258
NIKE INC CL B                      COM         654106103       619         7,580  SH         Sole                 7,580
NISOURCE INC                       COM         65473P105       507        20,900  SH         Sole                20,900
NOKIA CORP SPONSORED ADR           COM         654902204       846        50,030  SH         Sole                50,030
NORTHERN DYNASTY MINERALS LTD      COM         66510M204     1,443       290,375  SH         Sole               290,375
NOVARTIS A G SPONSORED ADR         COM         66987V109       326         6,395  SH         Sole                 6,395
NVIDIA CORP                        COM         67066G104     5,290       154,330  SH         Sole               154,330
ORACLE CORP                        COM         68389X105       389        31,405  SH         Sole                31,405
PEABODY ENERGY CORP                COM         704549104     2,979        35,316  SH         Sole                35,316
PEPSICO INC                        COM         713448108       817        14,413  SH         Sole                14,413
PFIZER INC COM                     COM         717081103     1,108        44,365  SH         Sole                40,045        4,320
PIONEER NATURAL RESOURCES CO.      COM         723787107       935        17,025  SH         Sole                17,025
PROCTER & GAMBLE CO                COM         742718109       782        13,160  SH         Sole                13,160
QORUS COM INC COM                  COM         747280105         2        20,849  SH         Sole                20,849
QUALITY SYSTEMS INC                COM         747582104     3,576        51,755  SH         Sole                51,755
RENAL CARE GROUP                   COM         759930100       311         6,575  SH         Sole                 6,575
ROYAL DUTCH ADR                    COM         780259206       418         6,370  SH         Sole                 6,370
RPC ENERGY SERVICES INC            COM         749660106     2,076        80,578  SH         Sole                80,578
SASOL LTD SPONS ADR                COM         803866300     1,800        46,535  SH         Sole                46,535
SATYAM COMPUTER SERVICES ADR       COM         804098101     6,761       223,713  SH         Sole               223,713
SCIENTIFIC ATLANTA INC COM         COM         808655104       948        25,285  SH         Sole                25,285
SOVEREIGN BANCORP INC              COM         845905108       733        33,275  SH         Sole                33,275
TEMPUR-PEDIC INTL INC              COM         88023U101       883        74,580  SH         Sole                74,580
TERADYNE INC COM                   COM         880770102       174        10,550  SH         Sole                10,550
TEXAS INSTRS INC COM               COM         882508104       624        18,420  SH         Sole                18,420
TEXAS UTILS CO COM                 COM         873168108       546         4,837  SH         Sole                 4,837
TIFFANY & CO NEW COM               COM         886547108       541        13,600  SH         Sole                13,600
TIME WARNER INC                    COM         887317105     1,517        83,760  SH         Sole                83,760
TOWNEBANK PORTSMOUTH COM           COM         89214P109     1,698        78,969  SH         Sole                78,969
Telecom Corporation of New Zea     COM         879278208       311         9,250  SH         Sole                 9,250
UNITED NATURAL FOODS INC           COM         911163103     2,140        60,525  SH         Sole                60,525
URBAN OUTFITTERS INC               COM         917047102       787        26,765  SH         Sole                26,765
USA TRUCK INC                      COM         902925106     2,219        87,690  SH         Sole                87,690
USX MARATHON GROUP                 COM         565849106       287         4,170  SH         Sole                 4,170
VERIZON COMMUNICATIONS COM         COM         92343V104       227         6,950  SH         Sole                 6,950
VODAFONE GROUP PLC NEW SPONSOR     COM         92857W100       401        15,440  SH         Sole                15,440
WAL MART STORES INC                COM         931142103       438         9,985  SH         Sole                 9,985
WALTER INDUSTRIES INC.             COM         93317q105       364         7,445  SH         Sole                 7,445
WATERSIDE CAP CORP COM             COM         941872103       623       148,919  SH         Sole               148,919
WATTS INDS INC CL A                COM         942749102       405        14,045  SH         Sole                14,045
WELLPOINT HLT NETW NEW COM         COM         94973V107     1,452        19,154  SH         Sole                19,154
BAC CAP TR I GTD CAP SECS                      055187207       346        13,500  SH         Sole                13,500
BIOTECHNOLOGY ULTRA SECTOR PRO                 743185480       342         6,040  SH         Sole                 6,040
CHEVY CHASE PFD CAP CP PFD A E                 16678M207       467         8,265  SH         Sole                 8,265
FEDERATED TOTAL RETURN GV FD I                 31428Q887       139        14,040  SH         Sole                14,040
IDEX SER FUND ALLCAP FUND CL B                 893958454       158        10,000  SH         Sole                10,000
IDEX TRANSAMERICA CONS HIGH YI                 893961201       110        12,000  SH         Sole                12,000
iShares MSCI Brazil (Free) Ind     COM         464286400       422        12,680  SH         Sole                12,680
iShares MSCI Hong Kong Index       COM         464286871       339        24,955  SH         Sole                24,955
NUVEEN QUALITY PREF INCOME FUN                 67072C105       504        37,016  SH         Sole                37,016
PIMCO TOTAL RETURN FUND CL B                   693390437       106        10,000  SH         Sole                10,000
PROFUND UTILITIES ULTRASECTOR                  743185191       280        12,684  SH         Sole                12,684
PROFUNDS PRECIOUS METALS ULTRA                 743185316       364        10,299  SH         Sole                10,299
SHEPHERD LARGE CAP GROWTH FUND                 257368100       165        40,761  SH         Sole                40,761